Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 20, 2020	Jul. 03, 2021	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Chief Executive Officer, or PEO (Ms. Crevoiserat), our former Chief Executive Officer, or PEO (Mr. Zeitlin) for fiscal year 2021, and average compensation for our NEOs other than our PEOs, or the non-PEO NEOs. The dollar amounts shown as compensation actually paid do not reflect the actual amounts realized by our executives during the applicable year.
The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s GAAP Net Income (as
reported in our Annual Report on Form 10-K), each of which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link CAP to the Company’s performance, which is Net Sales, as reflected in the SEC-required table below.
The HR Committee does not use CAP as a basis for making compensation decisions. For a discussion of how our HR Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 35 of this Proxy Statement.

Fiscal Year	Summary Compensation Table Total for Ms. Crevoiserat ($)(1)	Summary Compensation Table Total for Mr. Zeitlin ($)(1)	Compensation Actually Paid to Ms. Crevoiserat(1)(2)	Compensation Actually Paid to Mr. Zeitlin(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (millions)	Net Sales (millions)
							Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2025	$17,340,349	NA	$77,657,770	NA	$5,055,137	$17,746,944	$780	$101	$183	$7,011
2024	$15,430,213	NA	$16,312,370	NA	$4,565,986	$4,968,207	$374	$101	$816	$6,671
2023	$14,489,503	NA	$21,941,536	NA	$3,867,451	$5,632,476	$361	$115	$936	$6,661
2022	$13,739,426	NA	$8,274,188	NA	$4,287,976	$2,782,806	$252	$123	$856	$6,685
2021	$12,548,591	$90,078	$32,598,067	$4,088,619	$3,713,352	$9,037,986	$340	$200	$834	$5,746

(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Joanne Crevoiserat	Scott Roe, Todd Kahn, David Howard, and Denise Kulikowsky
2024	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for fiscal year 2025. For all prior year adjustments, refer to the 2023 and 2024 Proxy Statements.

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	17,340,349	5,055,137
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,573,678)	(2,501,677)

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	32,866,917	7,623,884
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	38,591,765	7,571,224
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(567,583)	(1,624)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	77,657,770	17,746,944
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, July 1, 2023, June 29, 2024, and June 28, 2025, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index included in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended June 28, 2025.

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote
(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Joanne Crevoiserat	Scott Roe, Todd Kahn, David Howard, and Denise Kulikowsky
2024	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick

Peer Group Issuers, Footnote
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, July 1, 2023, June 29, 2024, and June 28, 2025, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index included in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended June 28, 2025.

Adjustment To PEO Compensation, Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for fiscal year 2025. For all prior year adjustments, refer to the 2023 and 2024 Proxy Statements.

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	17,340,349	5,055,137
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,573,678)	(2,501,677)

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	32,866,917	7,623,884
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	38,591,765	7,571,224
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(567,583)	(1,624)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	77,657,770	17,746,944

Non-PEO NEO Average Total Compensation Amount			$ 5,055,137	$ 4,565,986	$ 3,867,451	$ 4,287,976	$ 3,713,352
Non-PEO NEO Average Compensation Actually Paid Amount			$ 17,746,944	4,968,207	5,632,476	2,782,806	9,037,986
Adjustment to Non-PEO NEO Compensation Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for fiscal year 2025. For all prior year adjustments, refer to the 2023 and 2024 Proxy Statements.

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	17,340,349	5,055,137
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,573,678)	(2,501,677)

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	32,866,917	7,623,884
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2025
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	38,591,765	7,571,224
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(567,583)	(1,624)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	77,657,770	17,746,944

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the TSR of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, 2024 and 2025.
Because our TSR outperformed the TSR of our industry index, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022, 2023, 2024, and 2025. While we are extremely pleased with our strong absolute and relative TSR performance over the last five years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Tapestry TSR	$100	$339.92	$251.94	$360.87	$374.35	$779.94
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41	$101.21	$101.11
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536	$16,312,370	$77,657,770
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476	$4,968,207	$17,746,944

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) Tapestry’s GAAP Net Income and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, 2024 and 2025

	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
GAAP Net Income (in millions)	$834	$856	$936	$816	$183
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536	$16,312,370	$77,657,770
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476	$4,968,207	$17,746,944

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) Tapestry’s Net Sales and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, 2024 and 2025.

	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Net Sales (in millions)	$5,746	$6,685	$6,661	$6,671	$7,011
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA	N/A	N/A
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536	$16,312,370	$77,657,770
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476	$4,968,207	$17,746,944

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the TSR of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, 2024 and 2025.
Because our TSR outperformed the TSR of our industry index, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022, 2023, 2024, and 2025. While we are extremely pleased with our strong absolute and relative TSR performance over the last five years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Tapestry TSR	$100	$339.92	$251.94	$360.87	$374.35	$779.94
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41	$101.21	$101.11
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536	$16,312,370	$77,657,770
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476	$4,968,207	$17,746,944

Tabular List, Table
Performance Measures
The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during fiscal year 2025.

Company-selected performance measures
Net Sales
Operating Income
Gross Margin
Return on Invested Capital
Relative Total Shareholder Return

Total Shareholder Return Amount			$ 780	374	361	252	340
Peer Group Total Shareholder Return Amount			101	101	115	123	200
Net Income (Loss)			$ 183,000,000	$ 816,000,000	$ 936,000,000	$ 856,000,000	$ 834,000,000
Company Selected Measure Amount			7,011,000,000	6,671,000,000	6,661,000,000	6,685,000,000	5,746,000,000
PEO Name	Jide Zeitlin	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Joanne Crevoiserat [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 17,340,349	$ 15,430,213	$ 14,489,503	$ 13,739,426	$ 12,548,591
PEO Actually Paid Compensation Amount			77,657,770	$ 16,312,370	$ 21,941,536	$ 8,274,188	32,598,067
Jide Zeitlin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							90,078
PEO Actually Paid Compensation Amount							$ 4,088,619
PEO | Joanne Crevoiserat [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,573,678)
PEO | Joanne Crevoiserat [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,866,917
PEO | Joanne Crevoiserat [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			38,591,765
PEO | Joanne Crevoiserat [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joanne Crevoiserat [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(567,583)
PEO | Joanne Crevoiserat [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,501,677)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,623,884
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,571,224
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,624)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0